Interests in Joint Ventures - Schedule of Interests in Joint Ventures (Details) - USD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Schedule of Interests in Joint Ventures [Line Items]
Cost of investments in joint ventures net of accumulated share of loss and other comprehensive expense		$ (6,999)
Due from joint ventures		23,774
Interest in joint venture		$ 16,775